BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2019
BORROWINGS [Abstract]
Borrowing and Interest Rate and Repayment Term
	December 31,
	2018 $	2019 $

Current	856	1,258
Non-current	1,026	358
	1,882	1,616

The loans are unsecured and bears the following interest rate and repayment term:

	2018	2019

Interest rate (%) per annum	9.00 to 12.29	8.00 to 12.69
Repayment date	From October 2020 to August 2021	From October 2020 to August 2021